Label	Element	Value
Innovator Growth-100 Power Buffer ETF™ - May | Invesco QQQ Trust Series 1, Expiration: 04/30/2026; Exercise Price: $4.75 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	117.60%
Innovator Growth-100 Power Buffer ETF™ - May | Invesco QQQ Trust Series 1, Expiration: 04/30/2026; Exercise Price: $475.47 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.10%
Innovator Growth-100 Power Buffer ETF™ - May | Invesco QQQ Trust Series 1, Expiration: 04/30/2026; Exercise Price: $404.15 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.50%)
Innovator Growth-100 Power Buffer ETF™ - May | Invesco QQQ Trust Series 1, Expiration: 04/30/2026; Exercise Price: $556.30 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(18.40%)